CONTINGENCIES AND COMMITMENTS - Narrative (Details) $ in Millions	3 Months Ended
Mar. 31, 2024 CAD ($)
Discontinued operations
Disclosure of contingent liabilities [line items]
Final price adjustments sought by buyer	$ 60